Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Deferred Tax Assets And Liabilities [Abstract]
Deferred tax liabilities	$ (2,016)	$ (2,234)
Deferred tax assets	2,946	632
Total deferred tax assets and liabilities	$ 930	$ (1,602)